Schedule of Debt (Details) (USD $)	12 Months Ended
Jan. 31, 2014
Long-term Debt Schedule Of Debt 1	$ 5,594
Long-term Debt Schedule Of Debt 2	6,149
Long-term Debt Schedule Of Debt 3	561
Long-term Debt Schedule Of Debt 4	0
Long-term Debt Schedule Of Debt 5	0
Long-term Debt Schedule Of Debt 6	12,304
Long-term Debt Schedule Of Debt 7	5,594
Long-term Debt Schedule Of Debt 8	$ 6,710